Financial instruments: classification - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Fair value of liabilities
Carrying value, Financial liabilities	£ 763,826.0
Level 1
Fair value of liabilities
Fair value, Financial liabilities	15,365.0	£ 15,565.0
Level 2
Fair value of liabilities
Fair value, Financial liabilities	241,879.0	206,928.0
Level 3
Fair value of liabilities
Fair value, Financial liabilities	1,008.0	1,317.0
Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	21,119.0	20,493.0
Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	408,268.0	369,247.0
Settlement balances
Fair value of liabilities
Carrying value, Financial liabilities	6,895.0	4,069.0
Debt securities in issue | Level 2
Fair value of liabilities
Fair value, Financial liabilities	2,069.0	1,703.0
Debt securities in issue | Level 3
Fair value of liabilities
Fair value, Financial liabilities	15.0	59.0
Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	13,558.0	9,979.0
Subordinated liabilities | Level 2
Fair value of liabilities
Fair value, Financial liabilities	734.0	724.0
Items where fair values approximates carrying value | Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	4.6	4.1
Items where fair values approximates carrying value | Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	349.3	312.4
Items where fair values approximates carrying value | Settlement balances
Fair value of liabilities
Carrying value, Financial liabilities	6.9	4.1
Items where fair values approximates carrying value | Notes in circulation
Fair value of liabilities
Carrying value, Financial liabilities	2.1	2.2
Carrying value | Bank deposits
Fair value of liabilities
Carrying value, Financial liabilities	16.5	16.4
Carrying value | Customer deposits
Fair value of liabilities
Carrying value, Financial liabilities	59.0	56.8
Carrying value | Debt securities in issue
Fair value of liabilities
Carrying value, Financial liabilities	47.6	43.0
Carrying value | Subordinated liabilities
Fair value of liabilities
Carrying value, Financial liabilities	12.8	9.3
At fair value | Bank deposits
Fair value of liabilities
Fair value, Financial liabilities	16.5	16.5
At fair value | Bank deposits | Level 2
Fair value of liabilities
Fair value, Financial liabilities	10.2	12.2
At fair value | Bank deposits | Level 3
Fair value of liabilities
Fair value, Financial liabilities	6.3	4.3
At fair value | Customer deposits
Fair value of liabilities
Fair value, Financial liabilities	59.0	56.9
At fair value | Customer deposits | Level 2
Fair value of liabilities
Fair value, Financial liabilities	7.0	7.5
At fair value | Customer deposits | Level 3
Fair value of liabilities
Fair value, Financial liabilities	52.0	49.4
At fair value | Debt securities in issue
Fair value of liabilities
Fair value, Financial liabilities	48.0	43.7
At fair value | Debt securities in issue | Level 2
Fair value of liabilities
Fair value, Financial liabilities	41.8	38.5
At fair value | Debt securities in issue | Level 3
Fair value of liabilities
Fair value, Financial liabilities	6.2	5.2
At fair value | Subordinated liabilities
Fair value of liabilities
Fair value, Financial liabilities	13.4	10.0
At fair value | Subordinated liabilities | Level 2
Fair value of liabilities
Fair value, Financial liabilities	13.3	9.9
At fair value | Subordinated liabilities | Level 3
Fair value of liabilities
Fair value, Financial liabilities	£ 0.1	£ 0.1